SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares
Number of Operating Segments	1
Impairment losses on goodwill and intangible assets
Research and development grants recognized	$ 5,763	$ 4,634	$ 4,261
Uncertain tax position, likelihood of being sustained, threshold for recognition	50.00%
Dilutive securities excluded from diluted earnings per share | shares	446,301	275,594	1,134,971
Basic earnings per share (in dollars per share) | $ / shares	$ 1.94	$ 1.68	$ 0.35
Diluted earnings per share (in dollars per share) | $ / shares	$ 1.89	$ 1.63	$ 0.35
Cumulative effect from adoption of a new accounting standard (Note 2P)
Total amount expected to be recognized as total right-of-use assets and total lease liabilities on consolidated balance sheet as of January 1, 2019	$ 29,161
Reduction in deferred revenues	43
Remaining Performance Obligations	7,983
Deferred revenues	3,985
Uncollected amounts of deferred revenue	3,998
Contract liabilities	$ 21,639
Additional Paid-in Capital [Member]
Cumulative effect from adoption of a new accounting standard (Note 2P)			$ 131